Other Assets - Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other current assets:
Refinery metal inventory and receivable	$ 679	$ 1,183
Prepaid assets	157	213
Other refinery metal receivables	130	110
Derivative instruments	4	112
Restricted cash		12
Other	36	31
Other current assets, total	1,006	1,661
Other long-term assets:
Income tax receivable	229	76
Goodwill	132	188
Prepaid Royalties	103	78
Intangible assets	98	136
Restricted cash	95	90
Debt issuance costs	62	73
Prepaid maintenance costs	31	17
Derivative instruments	1	144
Other	93	70
Other long-term assets, total	$ 844	$ 872